Shareholders’ equity (deficiency) - Schedule of Stock-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 18,998	$ 13,708	$ 6,480
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	1,733	1,283	290
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	4,673	2,974	1,076
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	6,478	5,041	2,332
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 6,114	$ 4,410	$ 2,782